Related Party Balances and Transactions (Details) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Reclassification to Third Party Convertible Debt
Conversion Rights paid		$ 42,850	$ 46,800	$ (46,800)
Remaining receivable from 3D Conversion Rights			0	46,800
Imputed interest expense		$ 1,211	$ 5,449	$ 4,845